STATEMENT OF CASH FLOWS	6 Months Ended
Jan. 31, 2025 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (42,564)
Changes in operating assets and liabilities:
Accrued expenses	18,539
Net cash used in operating activities	(24,025)
Cash Flows from Financing Activities:
Proceeds from issuance of founder shares to the Sponsor	25,000
Proceeds from issuance of EBC founder shares to the underwriter	4,348
Proceeds from promissory note to related party	200,000
Payment of offering costs	(146,250)
Net cash provided by financing activities	83,098
Net Change in Cash	59,073
Cash – beginning of the period
Cash – end of the period	59,073
Non-cash investing and financing disclosure:
Deferred offering costs included in accrued offering costs	$ 3,063